SEGMENT INFORMATION (Tables)	12 Months Ended
Dec. 31, 2025
Segment Reporting [Abstract]
Schedule of Segment Reporting Information, by Segment
The following table reflects revenues net of discounts, significant expenses, and gross profit by segment for the years ended December 31, 2025 and 2024:

	Year Ended December 31,
($ in thousands)	2025	2024
Wholesale	$387,797	$417,940
Retail	433,078	471,753
Intersegment eliminations	(165,028)	(165,350)
Revenues, net	$655,847	$724,343

Wholesale	$211,492	$237,385
Retail	284,815	287,854
Intersegment eliminations	(165,028)	(165,350)
Total Cost of Goods Sold	$331,279	$359,889

Wholesale	$176,305	$180,555
Retail	148,263	183,899
Intersegment eliminations	—	—
Total Gross Profit	$324,568	$364,454